N-2 - $ / shares	Oct. 04, 2023	Oct. 02, 2023
Cover [Abstract]
Entity Central Index Key	0000855886
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Premium Dividend Fund
General Description of Registrant [Abstract]
Share Price		$ 9.33
NAV Per Share		$ 10.54
Latest Premium (Discount) to NAV [Percent]		(11.48%)